FORWARD FUNDS

Supplement dated December 5, 2011

to the

Forward Funds Class A, Class B, Class C and Class M Prospectus

dated May 1, 2011, as supplemented

The following information applies to the Forward Commodity Long/Short Strategy Fund only:

The ticker symbol for Class M shares of the Forward Commodity Long/Short Strategy Fund is FCMSX.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP COM M PRO 12052011

FORWARD FUNDS

Supplement dated December 5, 2011

to the

Forward Funds Statement of Additional Information

dated May 1, 2011, as supplemented

The following information applies to the Forward Commodity Long/Short Strategy Fund only:

The ticker symbol for Class M shares of the Forward Commodity Long/Short Strategy Fund is FCMSX.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP COM M SAI 12052011